Schedule of Warrants Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.00	$ 37.50	$ 36.00	$ 37.50
Warrants Outstanding	227,719	50,417	260,727	266,735
Weighted Average Life of Outstanding Warrants in Months	36 months
Warrants Range [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.45	$ 37.50
Warrants Outstanding	192,982	50,417
Weighted Average Life of Outstanding Warrants in Months	36 months	6 months
Warrants Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 10.40
Warrants Outstanding	34,737
Weighted Average Life of Outstanding Warrants in Months	36 months